United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/17

Date of Reporting Period: Quarter ended 11/30/16

Item 1. Schedule of Investments

Federated High Yield Trust
Portfolio of Investments
November 30, 2016 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—86.8%
		Aerospace/Defense—0.9%
$1,400,000	[1,2]	Engility Corp., Sr. Unsecd. Note, Series 144A, 8.875%, 9/1/2024	$1,443,750
1,700,000		TransDigm, Inc., 5.50%, 10/15/2020	1,745,687
1,425,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	1,472,239
1,800,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	1,860,750
1,300,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	1,353,625
1,375,000	[1,2]	TransDigm, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 6/15/2026	1,405,938
		TOTAL	9,281,989
		Automotive—2.8%
1,525,000	[1,2]	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	1,467,812
1,150,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2024	1,161,500
1,750,000	[1,2]	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	1,833,125
550,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2026	536,250
2,100,000	[1,2]	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	2,173,500
4,675,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	4,488,000
1,375,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	1,368,125
1,100,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	1,128,875
1,725,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	1,565,438
2,325,000	[1,2]	J.B. Poindexter & Co, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	2,452,875
2,200,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	2,266,000
575,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	591,330
1,400,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	1,419,250
350,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.125%, 9/15/2021	354,375
375,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	366,563
800,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	764,000
2,350,000	[1,2]	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	2,432,250
375,000		Tenneco, Inc., Sr. Unsecd. Note, 5.00%, 7/15/2026	369,503
950,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	955,937
		TOTAL	27,694,708
		Building Materials—1.5%
475,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	506,469
575,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	599,437
1,550,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	1,608,125
650,000	[1,2]	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	667,875
1,100,000		Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	1,174,250
875,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	914,375
250,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	264,688
525,000	[1,2]	HD Supply, Inc., Series 144A, 5.75%, 4/15/2024	538,125
1,025,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	1,048,062
2,150,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	2,338,125
1,100,000		Ply Gem Industries, Inc., 6.50%, 2/1/2022	1,138,500
3,650,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	3,823,375
400,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	412,040
		TOTAL	15,033,446
		Cable Satellite—6.8%
450,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	456,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$800,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	$793,000
2,700,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	2,902,500
1,800,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	1,892,250
1,450,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	1,477,187
1,300,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	1,339,000
600,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	607,500
375,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/1/2024	397,969
475,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	483,906
425,000		CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	399,458
1,125,000	[1,2]	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	1,119,375
2,400,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	2,244,000
2,325,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,301,750
800,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	793,000
5,250,000		Charter Communications Holdings II, 5.125%, 2/15/2023	5,407,500
500,000		Charter Communications Holdings II, 5.75%, 1/15/2024	524,375
1,950,000		DISH DBS Corp., 5.00%, 3/15/2023	1,930,500
2,950,000		DISH DBS Corp., 5.875%, 7/15/2022	3,060,625
1,325,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,348,188
950,000		DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	1,050,938
1,250,000		Intelsat (Luxembourg) S. A., 7.75%, 6/1/2021	439,063
1,450,000		Intelsat (Luxembourg) S. A., Sr. Unsecd. Note, 8.125%, 6/1/2023	503,875
900,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	660,375
1,475,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	1,493,437
3,675,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	2,416,312
3,125,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	2,279,281
1,350,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	1,557,562
3,150,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	3,677,625
600,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	649,500
1,450,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	1,430,063
1,275,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	1,329,188
1,925,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	1,935,818
2,950,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	2,935,250
800,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	790,000
3,575,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	3,655,437
3,700,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	3,593,625
800,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	782,000
950,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	975,527
1,475,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,465,781
250,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	252,188
2,975,000	[1,2]	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	2,863,437
600,000	[1,2]	Ziggo Finance Bv, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	592,500
1,625,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	1,564,062
		TOTAL	68,371,677
		Chemicals—2.1%
800,000	[1,2]	Axalta Coating Systems LLC, Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2024	798,000
2,450,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	2,327,500
1,575,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	1,669,500
2,275,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	1,967,875
1,600,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	1,556,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$1,750,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	$1,811,250
1,425,000		Huntsman International LLC, Sr. Unsecd. Note, 5.125%, 11/15/2022	1,453,500
1,775,000	[1,2]	PQ Corp., Series 144A, 6.75%, 11/15/2022	1,881,500
550,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 10.375%, 5/1/2021	602,250
6,700,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	6,649,750
675,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	718,032
		TOTAL	21,435,157
		Construction Machinery—0.3%
800,000	[1,2]	Cloud Crane LLC, Series 144A, 10.125%, 8/1/2024	850,000
625,000		United Rentals, Inc., 4.625%, 7/15/2023	646,094
1,675,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	1,693,844
		TOTAL	3,189,938
		Consumer Cyclical Services—1.1%
1,425,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,325,250
2,175,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	2,022,750
3,600,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	3,546,000
2,525,000	[1,2]	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	2,537,625
275,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	288,062
825,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	874,500
		TOTAL	10,594,187
		Consumer Products—2.0%
2,700,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	2,254,500
3,750,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	3,707,812
1,900,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	1,980,750
4,300,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	4,439,750
1,450,000	[1,2]	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	1,522,500
1,875,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	1,954,688
950,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	1,011,750
1,900,000		Springs Industries, Inc., 6.25%, 6/1/2021	1,961,180
800,000		Tempur Sealy International, Inc., Sr. Unsecd. Note, 5.50%, 6/15/2026	798,000
400,000	[1,2]	Valvoline Finco Two LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 7/15/2024	414,000
		TOTAL	20,044,930
		Diversified Manufacturing—1.2%
2,800,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	2,922,500
1,725,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	1,707,750
1,950,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	1,535,625
1,800,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	1,840,500
2,500,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	2,581,250
1,675,000	[1,2]	WESCO Distribution, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 6/15/2024	1,679,187
		TOTAL	12,266,812
		Financial Institutions—3.1%
5,675,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	5,625,344
2,750,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	2,669,218
800,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	799,200
1,300,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	1,300,000
3,050,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	3,034,750
350,000	[1,2]	Hub International Ltd., Series 144A, 9.25%, 2/15/2021	362,250
4,950,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	5,067,562
1,000,000		International Lease Finance Corp., 5.875%, 8/15/2022	1,095,280

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$250,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	$238,438
3,800,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	3,534,000
300,000		Navient Corp., Sr. Unsecd. Note, 6.625%, 7/26/2021	313,875
1,525,000		Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	1,547,875
325,000		Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	309,156
5,550,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	5,355,750
		TOTAL	31,252,698
		Food & Beverage—2.0%
5,450,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	4,537,125
1,125,000		Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	1,157,816
1,175,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 1/15/2024	1,209,275
1,600,000	[1,2]	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	1,596,000
375,000	[1,2]	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	376,875
550,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 5.875%, 1/15/2024	581,625
3,575,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	3,399,825
450,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2022	468,967
950,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	1,052,125
2,725,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	3,065,625
2,725,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	2,806,750
		TOTAL	20,252,008
		Gaming—3.1%
1,225,000	[1,2]	Boyd Gaming Corp., Series 144A, 6.375%, 4/1/2026	1,283,187
2,300,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	2,466,750
2,550,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	2,486,250
1,125,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	1,153,125
2,650,000		MGM Mirage, Inc., 7.75%, 3/15/2022	3,034,250
450,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	493,875
250,000		MGM Resorts International, 5.25%, 3/31/2020	262,968
775,000		MGM Resorts International, 6.00%, 3/15/2023	835,063
1,175,000		MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,125,063
950,000	[1,2]	MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., Series 144A, 5.625%, 5/1/2024	997,500
2,325,000	[1,2]	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	2,336,625
2,775,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	2,892,937
2,800,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 5.625%, 5/1/2024	2,800,000
2,375,000	[1,2]	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	2,428,437
4,250,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	4,207,500
480,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	484,800
2,200,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	2,305,893
		TOTAL	31,594,223
		Health Care—9.6%
3,425,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	3,416,437
3,550,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	3,376,938
2,850,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	2,927,805
1,375,000		CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	1,246,953
6,600,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	4,438,500
850,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	830,875
1,675,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	1,657,203
2,325,000		Emdeon, Inc., 11.00%, 12/31/2019	2,406,956
850,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	888,335

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$3,625,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	$3,588,750
950,000		HCA, Inc., 4.50%, 2/15/2027	897,750
325,000		HCA, Inc., 4.75%, 5/1/2023	328,250
4,550,000		HCA, Inc., 5.00%, 3/15/2024	4,572,750
1,150,000		HCA, Inc., 5.25%, 6/15/2026	1,154,117
3,775,000		HCA, Inc., 5.875%, 2/15/2026	3,770,281
1,225,000		HCA, Inc., 5.875%, 5/1/2023	1,261,750
1,550,000		HCA, Inc., Bond, 5.875%, 3/15/2022	1,668,188
2,775,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,719,500
2,125,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	2,369,375
1,375,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	1,388,750
3,800,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	3,344,000
1,300,000		LifePoint Health, Inc., 5.875%, 12/1/2023	1,298,375
1,725,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	1,764,890
825,000	[1,2]	LifePoint Health, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2024	798,188
500,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	508,750
6,000,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	6,322,500
1,575,000	[1,2]	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	1,634,063
8,550,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	7,160,625
2,700,000	[1,2]	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	2,659,500
4,325,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	4,357,437
3,300,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	3,382,500
3,125,000	[1,2]	Team Health, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 12/15/2023	3,527,375
850,000		Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	843,625
1,000,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	1,018,750
2,375,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	2,179,063
1,575,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	1,517,906
1,625,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	1,584,375
3,850,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	3,301,375
700,000	[1,2]	Tenet Healthcare Corp., Term Loan—2nd Lien, Series 144A, 7.50%, 1/1/2022	722,316
3,225,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	3,491,062
		TOTAL	96,326,138
		Independent Energy—5.3%
1,050,000		Antero Resources Corp., 6.00%, 12/1/2020	1,084,125
1,250,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	1,275,000
450,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	460,125
975,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	1,010,344
575,000	[1,2]	Callon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 10/1/2024	592,250
1,900,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	1,947,500
1,100,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	1,141,250
700,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	605,500
1,975,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	2,049,062
550,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	471,625
675,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	587,250
600,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	574,500
2,600,000		Continental Resources, Inc., 4.50%, 4/15/2023	2,541,500
500,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	535,000
800,000	[1,2]	Diamondback Energy, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 11/1/2024	802,000
1,150,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	1,185,937

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$825,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	$581,625
325,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	229,125
300,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	252,840
825,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	866,250
950,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	967,813
1,550,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	1,597,275
800,000		Laredo Petroleum, 5.625%, 1/15/2022	810,000
450,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	460,125
1,450,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	1,515,250
650,000		Legacy Reserves, 6.625%, 12/1/2021	372,125
500,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	518,125
750,000		Northern Oil and Gas, Inc., 8.00%, 6/1/2020	551,250
2,300,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	1,736,500
1,300,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,339,000
2,000,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	2,070,000
450,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	456,750
350,000		PDC Energy, Inc., 7.75%, 10/15/2022	371,000
400,000	[1,2]	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 9/15/2024	411,000
375,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	390,000
700,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	682,500
900,000		QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	933,750
1,000,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	1,054,500
1,842,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,749,900
775,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2023	745,938
2,325,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	2,388,937
450,000		Rice Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/1/2023	474,750
875,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	829,063
1,075,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	1,037,375
150,000		SM Energy Co., Sr. Unsecd. Note, 6.125%, 11/15/2022	151,125
1,575,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	1,590,750
425,000		SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	437,484
2,850,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	2,636,250
425,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	415,969
975,000		WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	1,003,948
150,000		WPX Energy, Inc., Sr. Unsecd. Note, 7.50%, 8/1/2020	159,000
450,000		WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	498,375
925,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 5.75%, 3/15/2021	915,750
3,150,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	3,110,625
		TOTAL	53,175,010
		Industrial - Other—1.8%
250,000		Anixter International, Inc., 5.125%, 10/1/2021	261,250
2,550,000		Anixter, Inc., 5.50%, 3/1/2023	2,642,438
2,625,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	2,644,687
1,925,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	1,973,125
1,800,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	1,865,250
4,275,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	4,018,500
2,625,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	2,732,232
2,175,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	2,088,000
		TOTAL	18,225,482

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Leisure—0.4%
$975,000	[1,2]	AMC Entertainment Holdings, Inc., Sr. Sub. Note, Series 144A, 5.875%, 11/15/2026	$984,750
650,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
800,000	[1,2]	Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2024	798,000
1,050,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	1,060,500
850,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	894,625
		TOTAL	3,737,875
		Lodging—0.1%
775,000	[1,2]	Hilton Domestic Operations, Series 144A, 4.25%, 9/1/2024	763,375
325,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	330,688
		TOTAL	1,094,063
		Media Entertainment—5.3%
2,575,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	2,591,094
1,325,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	1,366,406
1,200,000	[1,2]	CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	1,263,744
2,450,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,816,062
800,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	840,000
300,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	295,500
3,100,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	3,142,625
1,100,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	434,500
1,850,000	[1,2]	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	1,988,750
975,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	1,000,594
1,600,000		Gannett Co., Inc., 6.375%, 10/15/2023	1,689,008
225,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	229,219
725,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	679,688
2,100,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	2,010,099
375,000		Lamar Media Corp., Sr. Unsecd. Note, 5.75%, 2/1/2026	397,294
825,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	841,500
350,000		Lin Television Corp., Sr. Unsecd. Note, 6.375%, 1/15/2021	363,563
1,250,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	1,326,562
2,650,000		Match Group, Inc., Sr. Unsecd. Note, 6.75%, 12/15/2022	2,792,437
1,625,000	[1,2]	McGraw Hill Global Education Holdings LLC, Sr. Unsecd. Note, Series 144A, 7.875%, 5/15/2024	1,606,719
1,675,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	1,716,875
1,775,000	[1,2]	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	1,761,687
4,300,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	4,402,125
2,050,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	2,029,500
1,775,000	[1]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	1,597,500
3,850,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	3,811,500
825,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	769,312
675,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	671,625
2,725,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	2,772,687
2,025,000	[1]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	1,921,219
4,250,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	4,165,850
600,000	[1,2]	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	597,000
325,000	[1,2]	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	325,813
		TOTAL	53,218,057
		Metals & Mining—2.0%
3,450,000		ArcelorMittal SA, 6.125%, 6/1/2025	3,777,750
3,225,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	3,029,484
4,300,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	3,784,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—continued
$500,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	$523,750
300,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	312,750
2,250,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	2,385,000
100,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 6.375%, 8/15/2022	105,750
575,000	[1,2]	Steel Dynamics, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 12/15/2026	579,313
1,200,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	1,170,000
1,675,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	1,683,710
1,800,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	2,106,000
1,105,125	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	1,159,000
		TOTAL	20,616,507
		Midstream—5.9%
400,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	404,927
925,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	932,623
725,000		AmeriGas Financial Corp., Sr. Unsecd. Note, 7.00%, 5/20/2022	764,875
1,075,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	1,066,938
2,750,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,749,147
1,325,000	[1,2]	Antero Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 5.375%, 9/15/2024	1,358,125
675,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	666,563
925,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Series 144A, 7.00%, 6/30/2024	994,949
550,000		Chesapeake Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 7/15/2022	564,561
575,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.25%, 4/1/2023	586,500
3,550,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	3,683,125
1,075,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,206,687
2,425,000		Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	2,267,375
1,300,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.50%, 5/1/2021	1,235,000
1,525,000		Ferrellgas, LP, Sr. Unsecd. Note, 6.75%, 1/15/2022	1,444,937
2,075,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	2,168,375
2,025,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	2,083,522
2,425,000		MPLX LP, Sr. Unsecd. Note, 4.875%, 12/1/2024	2,452,575
975,000		MPLX LP, Sr. Unsecd. Note, 4.875%, 6/1/2025	981,109
1,725,000		Regency Energy Partners LP, 4.50%, 11/1/2023	1,744,110
2,400,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	2,562,000
1,150,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	1,203,187
900,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	949,500
1,600,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	1,732,000
1,950,000	[1,2]	Sabine Pass LNG LP, Sec. Fac. Bond, Series 144A, 5.00%, 3/15/2027	1,930,500
2,200,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	2,216,500
512,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	530,240
925,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	934,250
3,450,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	3,389,625
700,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	736,750
1,000,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	989,380
2,125,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	2,103,750
1,200,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.25%, 1/15/2025	1,219,500
100,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	106,625
1,396,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,442,975
1,050,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	1,099,219
1,850,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	1,988,750
1,075,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	1,163,688

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$2,400,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	$2,592,000
1,150,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	1,127,000
		TOTAL	59,373,462
		Oil Field Services—0.4%
1,100,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	462,000
400,000	[1,2]	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 12/15/2023	407,000
1,650,000		Weatherford International Ltd., 7.00%, 3/15/2038	1,324,125
1,800,000		Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	1,766,250
225,000	[1,2]	Weatherford International Ltd., Sr. Unsecd. Note, Series 144A, 9.875%, 2/15/2024	233,438
250,000		Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	198,750
		TOTAL	4,391,563
		Packaging—4.9%
2,450,000	[1,2]	ARD Finance SA, Series 144A, 7.125%, 9/15/2023	2,437,750
550,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 4.625%, 5/15/2023	545,188
350,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	357,000
1,250,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	1,279,687
1,900,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	1,923,750
4,450,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	4,666,937
3,025,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	3,159,234
1,925,000		Berry Plastics Corp., 5.125%, 7/15/2023	1,951,469
2,575,000		Berry Plastics Corp., 5.50%, 5/15/2022	2,690,875
475,000		Berry Plastics Corp., Term Loan—2nd Lien, 6.00%, 10/15/2022	501,719
5,250,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	5,486,250
375,000		Crown Americas LLC, 4.50%, 1/15/2023	381,563
1,000,000	[1,2]	Crown Americas LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 9/30/2026	956,250
3,325,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	3,482,937
1,225,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	1,234,187
500,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	523,438
675,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	714,234
1,775,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	1,828,250
3,975,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	4,207,041
2,202,138		Reynolds Group, 8.25%, 2/15/2021	2,274,829
525,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	564,375
1,175,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	1,205,844
300,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	312,000
1,175,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	1,198,500
425,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	439,875
4,525,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	4,581,562
		TOTAL	48,904,744
		Paper—0.3%
2,950,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	2,935,250
		Pharmaceuticals—3.3%
350,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	307,125
1,950,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	1,745,250
3,150,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2025	2,705,063
2,600,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	2,691,000
1,625,000	[1,2]	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	1,604,688
7,500,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	7,744,350
400,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	394,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$2,025,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	$1,721,250
2,225,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	1,902,375
2,050,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	1,865,500
1,725,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	1,336,875
1,275,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	1,082,156
475,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	351,500
6,075,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	4,510,687
175,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	144,375
4,000,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	2,977,500
		TOTAL	33,083,694
		Refining—0.7%
3,175,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	3,127,375
2,300,000		Northern Tier Energy LLC/Northern Tier Finance Corp., Bond, 7.125%, 11/15/2020	2,393,438
1,550,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	1,612,000
		TOTAL	7,132,813
		Restaurants—0.9%
4,250,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	4,441,250
1,075,000		NPC International/OPER Co. A&B, Inc., 10.50%, 1/15/2020	1,114,775
1,100,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	1,113,750
2,200,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	2,216,500
		TOTAL	8,886,275
		Retailers—1.4%
6,150,000	[1,2]	Argos Merger Sub., Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	6,311,437
850,000	[1,2]	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	851,955
2,075,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	2,138,806
1,325,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	1,007,000
675,000	[1,2]	Penney (J.C.) Co., Inc., Series 144A, 5.875%, 7/1/2023	693,563
2,200,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	2,359,830
550,000		Sally Hldgs. LLC/Sally Capital, Inc., 5.625%, 12/1/2025	573,375
		TOTAL	13,935,966
		Supermarkets—0.4%
1,975,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2025	1,943,005
2,100,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2024	2,175,810
		TOTAL	4,118,815
		Technology—9.2%
650,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	659,750
5,200,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	4,706,000
950,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	1,010,562
950,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	957,125
1,575,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	1,622,250
1,525,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	1,595,532
475,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	487,992
550,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	579,837
3,950,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	4,315,944
2,750,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	2,908,125
175,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	181,563
10,275,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	10,441,969
2,350,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	2,466,043
3,975,000	[1,2]	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	3,984,937

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$6,475,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	$6,523,562
4,900,000		Infor US, Inc., 6.50%, 5/15/2022	5,071,500
975,000		Iron Mountain, Inc., 5.75%, 8/15/2024	994,305
4,525,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	4,276,125
2,350,000	[1,2]	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	2,417,562
800,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	844,000
650,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 8/1/2026	637,000
325,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	337,594
900,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	884,349
1,225,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	1,215,812
1,575,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	1,830,937
1,550,000		NCR Corp., 6.375%, 12/15/2023	1,635,250
450,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	460,688
300,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	301,500
675,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	707,062
1,925,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	1,969,516
2,525,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/1/2024	2,600,750
850,000		PTC, Inc., Sr. Unsecd. Note, 6.00%, 5/15/2024	896,750
2,150,000		Qorvo, Inc., Sr. Unsecd. Note, 7.00%, 12/1/2025	2,343,500
2,000,000	[1,2]	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	2,095,000
1,800,000		SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	1,845,000
350,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.25%, 11/15/2023	356,125
1,550,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	1,580,225
650,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	680,063
500,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	495,000
1,450,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	1,526,125
4,125,000	[1,2]	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	4,578,750
1,475,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	1,073,062
1,100,000		Verisign, Inc., 4.625%, 5/1/2023	1,124,750
525,000		Verisign, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	544,688
625,000	[1,2]	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	639,063
3,450,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	3,747,873
		TOTAL	92,151,115
		Transportation Services—1.0%
500,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	485,000
500,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	463,125
3,925,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	3,915,187
2,800,000		HDTFS, Inc., 6.25%, 10/15/2022	2,653,000
500,000		Hertz Corp., 5.875%, 10/15/2020	490,000
2,350,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	2,059,188
		TOTAL	10,065,500
		Utility - Electric—1.9%
4,425,000		Calpine Corp., 5.75%, 1/15/2025	4,242,469
200,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	208,873
650,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	683,312
600,000		Calpine Corp., Sr. Unsecd. Note, 5.375%, 1/15/2023	582,246
2,800,000	[1,2]	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2021	2,898,000
10,804	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	10,884
4,100,000		NRG Energy, Inc., 6.25%, 5/1/2024	3,987,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$1,225,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	$1,225,000
1,350,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 1/15/2027	1,255,500
1,400,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2026	1,375,500
1,350,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 6/15/2025	1,407,375
1,150,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 9.375%, 2/1/2023	1,181,970
		TOTAL	19,058,379
		Wireless Communications—4.7%
950,000	[1,2]	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	997,500
4,825,000	[1,2]	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	4,963,719
975,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	851,653
2,900,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	2,454,850
1,800,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	1,889,424
100,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	104,735
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	972,563
200,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	209,250
1,500,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	1,595,625
1,450,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	1,466,312
875,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	868,438
4,475,000	[1,2]	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	4,480,594
3,875,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	3,737,050
3,225,000		Sprint Corp., 7.125%, 6/15/2024	3,208,875
4,800,000		Sprint Corp., 7.875%, 9/15/2023	4,968,000
1,000,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	1,018,750
300,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	323,436
4,200,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	4,063,500
75,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	78,375
2,800,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	2,974,104
325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	341,250
925,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 4/15/2024	973,562
600,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	642,750
2,725,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	2,918,284
1,325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	1,434,312
		TOTAL	47,536,911
		Wireline Communications—0.4%
650,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	666,250
550,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.25%, 3/15/2026	541,750
350,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 1/15/2024	352,625
2,325,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2025	2,319,187
450,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	466,313
		TOTAL	4,346,125
		TOTAL CORPORATE BONDS (IDENTIFIED COST $870,191,423)	873,325,517
		COMMON STOCKS—8.3%
		Automotive—0.7%
118,798	[3]	American Axle & Manufacturing Holdings, Inc.	1,860,377
76,920		Goodyear Tire & Rubber Co.	2,360,675
17,755		Lear Corp.	2,299,450
		TOTAL	6,520,502
		Building Materials—0.5%
67,689	[3]	HD Supply, Inc.	2,656,117

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Building Materials—continued
93,063	[3]	USG Corp.	$2,665,324
		TOTAL	5,321,441
		Consumer Products—0.5%
117,047	[3]	Party City Holdco, Inc.	1,878,604
269,819	[3]	Performance Sports Group Ltd.	504,562
54,475	[3]	Prestige Brands Holdings, Inc.	2,591,376
		TOTAL	4,974,542
		Financial Institutions—0.2%
108,368		Ally Financial, Inc.	2,104,507
		Food & Beverage—0.2%
102,630	[3]	US Foods Holding Corp.	2,346,122
		Gaming—0.3%
197,495	[3]	Penn National Gaming, Inc.	2,622,734
		Health Care—0.4%
103,185	[3]	Envision Healthcare Holdings, Inc.	2,344,363
75,110	[3]	Tenet Healthcare Corp.	1,143,925
		TOTAL	3,488,288
		Industrial - Other—0.2%
53,121	[3]	International Wire Group Holdings, Inc.	2,470,126
		Lodging—0.3%
226,610	[3]	La Quinta Holdings, Inc.	2,751,045
		Media Entertainment—0.9%
249,032	[3]	Gray Television, Inc.	2,515,223
29,098		Nexstar Broadcasting Group, Inc., Class A	1,735,696
794,655	[3]	Radio One, Inc.	2,304,499
53,030		Sinclair Broadcast Group, Inc.	1,726,127
113,742	[3]	Townsquare Media, Inc., Class A	992,968
		TOTAL	9,274,513
		Midstream—0.5%
71,346		Suburban Propane Partners LP	2,021,232
73,095		Williams Partners LP	2,667,968
		TOTAL	4,689,200
		Packaging—1.0%
59,152	[3]	Berry Plastics Group, Inc.	2,943,995
184,293	[3]	Multi Packaging Solutions International Ltd.	2,572,730
137,830	[3]	Owens-Illinois, Inc.	2,531,937
52,770		Sealed Air Corp.	2,406,312
		TOTAL	10,454,974
		Paper—0.8%
42,357	[3]	Clearwater Paper Corp.	2,634,605
196,031		Graphic Packaging Holding Co.	2,464,110
57,519		WestRock Co.	2,944,973
		TOTAL	8,043,688
		Pharmaceuticals—0.1%
24,435	[3]	Mallinckrodt PLC	1,287,724
		Refining—0.2%
251,975	[3]	CVR Refining, LP	2,053,596
		Technology—1.5%
54,510		CDW Corp.	2,793,092

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Technology—continued
71,630	[3]	CommScope Holdings Co., Inc.	$2,577,247
37,785	[3]	Microsemi Corp.	2,068,729
69,966	[3]	NCR Corp.	2,711,182
146,059	[3]	Tower Semiconductor Ltd.	2,623,220
31,695	[3]	Zebra Technologies Corp., Class A	2,505,490
		TOTAL	15,278,960
		TOTAL COMMON STOCKS (IDENTIFIED COST $82,506,418)	83,681,962
		INVESTMENT COMPANIES—3.6%[7]
1,974,883		Federated Bank Loan Core Fund	19,946,323
16,506,543		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.56%[8]	16,508,193
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $36,504,616)	36,454,516
		TOTAL INVESTMENTS—98.7% (IDENTIFIED COST $989,202,457)[9]	993,461,995
		OTHER ASSETS AND LIABILITIES - NET—1.3%[10]	12,591,276
		TOTAL NET ASSETS—100%	$1,006,053,271
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2016, these restricted securities amounted to $483,839,450, which represented 48.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2016, these liquid restricted securities amounted to $480,309,847, which represented 47.7% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at November 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$12,614	$10,884
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006	$641,893	$0
Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	3/24/2015-3/4/2016	$2,003,750	$1,921,219
Radio One, Inc., Series 144A, 9.25%, 2/15/2020	1/29/2014-7/15/2016	$1,803,500	$1,597,500
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holdings.
Transactions involving the affiliated holdings during the period ended November 30, 2016, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 2/29/2016	1,093,192	12,723,891	$13,817,083
Purchases/Additions	1,874,759	227,093,189	228,967,948
Sales/Reductions	(993,068)	(223,310,537)	(224,303,605)
Balance of Shares Held 11/30/2016	1,974,883	16,506,543	18,481,426
Value	$19,946,323	$16,508,193	$36,454,516
Dividend Income	$852,978	$59,786	$912,764

8	7-day net yield.
9	At November 30, 2016, the cost of investments for federal tax purposes was $989,202,457. The net unrealized appreciation of investments for federal tax purposes was $4,259,538. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $35,708,599 and net unrealized depreciation from investments for those securities having an excess of cost over value of $31,449,061.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuation made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$79,266,456	$504,562	$—	$79,771,018
International	3,910,944	—	—	3,910,944
Debt Securities:
Corporate Bonds	—	873,325,517	0	873,325,517
Investment Companies[1]	16,508,193	—	—	36,454,516
TOTAL SECURITIES	$99,685,593	$873,830,079	$0	$993,461,995
1	As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $19,946,323 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund is the next determined NAV after receipt of a shareholder redemption request.
The following acronym is used throughout this portfolio:
MTN—Medium Term Note

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2017